Note 3 - Summary of Significant Accounting Policy - Useful Lives of Major Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	25 years
Plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	15 years
Fixtures [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	10 years
Fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	10 years
External use assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	2 years
External use assets [member] | Top of range [member]
Statement Line Items [Line Items]
Property, plant and equipment, useful life (Year)	5 years